Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000007612 [Member] | The Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000007612 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000007612 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000007612 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000007612 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000007612 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000007612 [Member] | Everpure Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000007612 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000007612 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000007612 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000007612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000007612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007612 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000007612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007612 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007611 [Member] | The Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000007611 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000007611 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000007611 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000007611 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000007611 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000007611 [Member] | Everpure Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000007611 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000007611 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000007611 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000007611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000007611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000007611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007611 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000007611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007611 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007613 [Member] | iShares Core S And P Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000007613 [Member] | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000007613 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000007613 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000007613 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000007613 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000007613 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000007613 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000007613 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000007613 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000007613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000007613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000007613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000007613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007613 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000007613 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007615 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000007615 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000007615 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000007615 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000007615 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000007615 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[4]
C000007615 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000007615 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000007615 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000007615 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[4]
C000007615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000007615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000007615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007615 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000007615 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007614 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000007614 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
C000007614 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000007614 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000007614 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000007614 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[6]
C000007614 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[6]
C000007614 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[6]
C000007614 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[6]
C000007614 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[6]
C000007614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000007614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000007614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007614 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000007614 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Amount represents less than .1%.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Amount represents less than .1%.